Fees Summary	Jan. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,768,000
Previously Paid Amount	0.00
Total Fee Amount	883.08
Total Offset Amount	0.00
Net Fee	883.08
Narrative - Max Aggregate Offering Price	$ 5,768,000
Final Prospectus	true